INVESTMENTS IN SINGLE-FAMILY RESIDENTIAL PROPERTIES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
RESIDENTIAL HOMES, NET [Line Items]
Rental income	$ 5,648,014	$ 4,934,201
Property operating, maintenance and real estate taxes	1,684,431	1,552,051
Depreciation and amortization	1,334,555	1,162,312
Net loss	$ (1,772,354)	$ (1,795,861)
Net loss per share, basic and fully diluted	$ (0.22)	$ (0.26)
Weighted average number of common shares outstanding, basic and fully diluted	8,197,073	7,016,796
Pro Forma [Member] | Real Estate Investment [Member]
RESIDENTIAL HOMES, NET [Line Items]
Rental income	$ 6,745,713	$ 6,579,828
Property operating, maintenance and real estate taxes	3,099,440	3,053,996
Depreciation and amortization	1,626,395	1,567,162
Net loss	$ (1,424,863)	$ (1,638,482)
Net loss per share, basic and fully diluted	$ (0.17)	$ (0.23)
Weighted average number of common shares outstanding, basic and fully diluted	8,197,073	7,016,796